Loans Payable (Tables)	12 Months Ended
Jan. 31, 2024
Loans Payable
Schedule of Loans Payable
	Loans Payable $	Current $	Long-term $

Balance, January 31, 2021	–	–	–
Proceeds from loans payable	120,000
Premium on loans payable	(50,949)
Accretion	5,508

Balance, January 31, 2022	74,559	40,000	34,559
Accretion	5,441

Balance, January 31, 2023	80,000	80,000	–
Accretion and interest	2,495

Balance, January 31, 2024	82,495	–	82,495